UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153


13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  General Partner
Phone:  212-754-8100


Signature, Place and Date of Signing:


      /s/ John Kornreich         New York, New York             08/01/02
------------------------         ------------------            ---------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 06285                       Sandler Capital Management
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $16,767
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE
                                 JOHN KORNREICH
                                  June 30, 2002

COLUMN 1                          COLUMN 2         COLUMN 3    COLUMN 4         COLUMN 5     COLUMN 6 COLUMN 7         COLUMN 8

                                                               VALUE      SHARES/  SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP       x($1000)   PRN AMT  PRN CALL  DISCRETN MANAGERS     SOLE SHARED NONE
--------------                    --------------   -----       --------   -------  --- ----  -------- --------   ------ ------ ----

AMC ENTMT INC COM                 COMMON STOCK     001669100        568     40000  SH          SOLE      1        40000    0     0
AOL TIME WARNER                   COMMON STOCK     00184A105       1901    129200  SH          SOLE      1       129200    0     0
ASCENTIAL SOFTWARE CORP COM       COMMON STOCK     04362P108        156     56000  SH          SOLE      1        56000    0     0
AT&T CORP COM                     COMMON STOCK     001957109        275     25689  SH          SOLE      1        25689    0     0
AT&T WIRELESS SERVICES INC        COMMON STOCK     00209A106        399     68266  SH          SOLE      1        68266    0     0
BELO CORPORATION COM STK          COMMON STOCK     080555105       1470     65000  SH          SOLE      1        65000    0     0
CABLEVISION NY GROUP CLASS A      COMMON STOCK     12686C109        520     55000  SH          SOLE      1        55000    0     0
CABLEVISION SYSTEMS CORP          COMMON STOCK     12686C844        219     25000  SH          SOLE      1        25000    0     0
CHARTER COM INC. CLASS A COM S    COMMON STOCK     16117M107        163     40000  SH          SOLE      1        40000    0     0
CISCO SYS INC COM                 COMMON STOCK     17275R102        314     22500  SH          SOLE      1        22500    0     0
CLEAR CHANNEL COMMUNICATIONS I    COMMON STOCK     184502102        480     15000  SH          SOLE      1        15000    0     0
COMCAST CORP CL A SPECIAL         COMMON STOCK     200300200       1502     63000  SH          SOLE      1        63000    0     0
COX COMMUNICATIONS INC            COMMON STOCK     224044107        276     10000  SH          SOLE      1        10000    0     0
ECHOSTAR COMMUNICATIONS CORP      COMMON STOCK     278762109        371     20000  SH          SOLE      1        20000    0     0
FOX ENTERTAINMENT GROUP INC CL    COMMON STOCK     35138T107        924     42500  SH          SOLE      1        42500    0     0
LIBERTY MEDIA CORP NEW            COMMON STOCK     530718105       2308    230792  SH          SOLE      1       230792    0     0
MICROSOFT CORP COM                COMMON STOCK     594918104       1094     20000  SH          SOLE      1        20000    0     0
MILLICOM INTL CELLULAR S A COM    COMMON STOCK     L6388F102         47     29300  SH          SOLE      1        29300    0     0
NEXTEL COMMUNICATIONS INC         COMMON STOCK     65332V103        209     65000  SH          SOLE      1        65000    0     0
PAXSON COMMUNICATIONS CORP        COMMON STOCK     704231109        165     30000  SH          SOLE      1        30000    0     0
UNITEDGLOBALCOM INC CL-A COM      COMMON STOCK     913247508         55     20000  SH          SOLE      1        20000    0     0
USA INTERACTIVE COM STK (NEW)     COMMON STOCK     902984103        235     10000  SH          SOLE      1        10000    0     0
VIACOM INC CL B COM               COMMON STOCK     925524308       1604     36150  SH          SOLE      1        36150    0     0
VIVENDI SPONSORED ADR             ADRS STOCKS      92851S204        366     17000  SH          SOLE      1        17000    0     0
VODAFONE GROUP PLC ADR            ADRS STOCKS      92857W100        758     55500  SH          SOLE      1        55500    0     0
WESTERN WIRELESS CORP             COMMON STOCK     95988E204         32     10000  SH          SOLE      1        10000    0     0
YOUNG BROADCASTING INC CL A       COMMON STOCK     987434107        356     20000  SH          SOLE      1        20000    0     0
                                                                  16767
                                                           (Thousands)









71200.0131 #340346